Note 8 - Property and Equipment - Property and Equipment (Details) - USD ($) $ in Thousands	Jan. 31, 2019	Jan. 31, 2018
Cost	$ 36,576	$ 38,108
Accumulated amortization	23,964	25,310
Net	12,612	12,798
Computer Equipment [Member]
Cost	34,870	36,374
Accumulated amortization	23,070	24,403
Furniture and Fixtures [Member]
Cost	1,262	1,296
Accumulated amortization	634	669
Leasehold Improvements [Member]
Cost	444	438
Accumulated amortization	$ 260	$ 238